Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000096693
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.44%	2.07%		3.54%
C000096695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.04%	2.52%		3.37%
C000214278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000096697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096693
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%	3.29%		4.16%
Without Sales Load [Member] | C000096695
Average Annual Return [Line Items]
Average Annual Return, Percent	11.04%	2.52%		3.37%
Without Sales Load [Member] | C000214278
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%	3.58%	3.90%
Without Sales Load [Member] | C000096697
Average Annual Return [Line Items]
Average Annual Return, Percent	12.21%	3.53%		4.40%
Without Sales Load [Member] | C000096698
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%	3.56%		4.43%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	32.26%	10.70%		8.84%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	32.26%	10.70%		8.84%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	32.26%	10.70%	10.52%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	32.26%	10.70%		8.84%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	32.26%	10.70%		8.84%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)		0.23%
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%		1.69%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)		0.23%
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%		1.69%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)	(1.28%)
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	2.35%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)		0.23%
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%		1.69%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)		0.23%
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%		1.69%